Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash provided by (used in) Operating activities:
Net income (loss) for the year	$ (5,536,595)	$ 1,867,274	$ 1,910,799
Items not involving cash:
Depreciation	62,967	65,788	75,559
Foreign exchange gain	(31,699)	(167,297)	(1,151,363)
Other income	0	(3,060,707)	0
Stock-based compensation expense	669,952	658,991	1,195,570
Changes in non-cash working capital:
Accounts receivable	(212,005)	4,567	(79,717)
Prepaid expenses	(11,479)	(17,591)	22,164
Accounts payable	74,286	(5,278)	(19,547)
Accrued liabilities	(258,982)	266,738	(215,706)
Deferred revenue	239,416	(88,833)	(2,512,356)
Cash used in operations	(5,004,139)	(476,348)	(774,597)
Cash provided by (used in) Financing activities:
Issue of common shares for cash	0	128,604	254,075
Cash provided by financing activities	0	128,604	254,075
Cash provided by (used in) Investing activities:
Purchase of property and equipment	(89,285)	(28,645)	(38,421)
Cash used in investing activities	(89,285)	(28,645)	(38,421)
Foreign exchange gain on cash held in foreign currency	31,699	167,297	1,151,363
Net increase (decrease) in cash and cash equivalents	(5,061,725)	(209,092)	592,420
Cash and cash equivalents, beginning of year	12,458,750	12,667,842	12,075,422
Cash and cash equivalents, end of year	7,397,025	12,458,750	12,667,842
Supplemental cash flow information:
Interest received	22,169	57,277	61,314
Supplemental disclosure relating to non-cash financing and investing activities:
Issuance of shares to employees and Board (note 7)	265,663	284,750	414,188
Cash and cash equivalents is comprised of:
Cash	253,715	443,684	563,471
Cash equivalents	7,143,310	12,015,066	12,104,371
Cash and cash equivalents	$ 7,397,025	$ 12,458,750	$ 12,667,842